TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income (tax benefit) from continued operationas reported in the statements of income		$ (4,816)	$ 2,182	[1]	$ (5,252)	[1]
Statutory tax rate in Israel		23.00%	23.00%		23.00%
Theoretical taxes on income (tax benefit)		$ (1,108)	$ 501		$ (1,207)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		50	(26)		(9)
Reduced tax rate on income derived from "Preferred Enterprises" plans		580	204		346
Earnings from foreign subsidiaries	[2]	(2,338)	91		(338)
Valuation allowance for exchange rates differences on deferred taxes not recorded on capital losses			(125)		(42)
Deferred tax assets from discontinued operation loss		(138)	(49)		(36)
Reduced deferred tax asset from expecting utilization of carryforward losses		1,984
Tax in respect of prior years		(345)			(481)
Temporary differences for which no deferred taxes were recorded		(377)	(55)		8
Permanent differences		24	55		245
Other adjustments		151	(7)		50
Taxes on income as reported in the statements of income		$ (1,517)	$ 589	[1]	$ (1,464)	[1]

[1]	Reclassified due to discontinued operation.
[2]	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.